Segmented Information and Other Additional Disclosures	12 Months Ended
Mar. 31, 2021
Disclosure Of Operating Segments Abstract
Segmented Information and Other Additional Disclosures

21. Segmented Information and Other Additional Disclosures

The Company operates in one reportable operating segment, being the manufacture and distribution of all-electric transit, school and charter buses.

During the year ended March 31, 2021, the Company was economically dependent on three (2020 - four, 2019 - one) customers who accounted for more than 10% of revenue from continuing operations and in aggregate accounted for approximately 87%, (2020: 86%, 2019: 80%) of sales.

The Company's revenues allocated by segment for the years ended March 31, 2021, 2020 and 2019 is summarized in the following table. Included in Vehicle sales revenue for the year ended March 31, 2021 is $5,765,000 (2020 - $4,197,850, 2019 - $622,420) received from government grants.

	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019

Vehicle sales	$3,459,311	$10,438,713	$5,781,853
Revenue from operating and finance leases	8,188,905	2,920,719	264,699
Accretion on promissory note	26,426	39,019	36,009
Rental income	—	—	—
Service revenue	—	33,577	—
Finance income	199,936	68,375	—
EIDL Grant	10,000	—	—

Total	$11,884,578	$13,500,403	$6,082,561

The Company's revenues allocated by geography for the years ended March 31, 2021, 2020 and 2019 is as follows:

	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019

United States of America	$11,643,434	$13,461,384	$6,046,552
Canada	241,144	39,019	36,009

Total	$11,884,578	$13,500,403	$6,082,561

As at March 31, 2021 and March 31, 2020 the majority of the Company's consolidated non-current assets, being property and equipment, and finance lease receivable are located in the United States.

GreenPower incurred salaries and benefits of $3,666,686 for the year ended March 31, 2021 (2020 - $3,262,331, 2019 - $1,909,196). These costs were allocated to the following expense categories, and to cost of sales, for each of these periods

	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019

Administrative fees	$3,666,686	$3,128,304	$1,778,178
Sales and marketing	—	30,000	120,000
Cost of sales	—	104,027	11,018

Total	$3,666,686	$3,262,331	$1,909,196